Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on Impact on consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating costs
Cost of sales of goods, excluding depreciation and amortization		$ 529,731	$ 393,888	$ 512,874
Depreciation and amortization		(187,211)	(189,620)	(226,335)
Operating profit
Administrative expenses.		67,585	67,185	76,297
Operating expenses, net.		29,260	(2,690)	11,090
Operating loss		(65,958)	(81,274)	(54,388)
Other income (expense), net
Finance costs		60,629	37,822	42,173
Profit (loss) before income tax		101,129	(58,099)	(1,955)
Minera Yanacocha SRL and subsidiary [Member]
Operating costs
Cost of sales of goods, excluding depreciation and amortization		1,252,710	666,456	692,721
Operating profit
Administrative expenses.		904	1,227	1,744
Operating expenses, net.		36,291	34,322	35,987
Operating loss		(817,351)	(85,012)	5,968
Other income (expense), net
Finance costs	$ 55,000	92,970	36,699	57,629
Profit (loss) before income tax		$ (916,653)	$ (112,431)	$ (30,329)